Annual Operating Expenses - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund - Fidelity Series Bond Index Fund	Oct. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none